Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Non-current deferred tax assets
Risk assurance liabilities	¥ 361,992,619	$ 52,483,996	¥ 276,221,432
Provision for credit losses	255,231,296	37,005,059	194,973,439
Contract assets	0	0	7,495,619
Short-term and long-term lease liabilities	20,181,689	2,926,070	0
Customer advances	5,136,587	744,735	5,552,404
Fair value change on derivative instruments	0	0	1,336,597
Net operating loss carry-forward	67,815,707	9,832,353	16,959,870
Less: valuation allowance	(447,965,176)	(64,948,845)	(16,959,870)
Non-current deferred tax assets, net	262,392,722	38,043,368	485,579,491
Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(1,554,852)	(10,724,126)
Unrealized gain on long-term investment	(11,009,130)	(1,596,174)	(11,009,130)
Contract assets	(168,704,122)	(24,459,798)	0
Operating lease right-of-use assets	(20,181,689)	(2,926,070)	0
Withholding tax	0	0	(40,746,914)
Others	(7)	(1)	0
Non-current deferred tax liabilities	¥ (210,619,074)	$ (30,536,895)	¥ (62,480,170)